Operating Expenses - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Operating Costs And Expenses [line items]
Percentage of increase in general and administrative expenses		6.40%	6.40%
Total Research and Development expenses	€ 18,928	€ 20,773	€ 21,522
Percentage of changes in research and development expense			3.00%
Changes in general and administrative expenses	600	600
Current onerous contracts provision	2,113	€ 388
Provision for onerous contracts	2,200
CYAD [Member]
Disclosure Of Operating Costs And Expenses [line items]
Current onerous contracts provision	2,200
Provision for onerous contracts	€ 2,100